Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of preparation of the interim consolidated financial statements:
a..	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”.

Implementation of new accounting standards:
b.	Implementation of new accounting standards:

The accounting policy applied in the preparation of the interim consolidated financial statements is consistent with that applied in the preparation of the annual consolidated financial statements, except for the following:

i.	Amendments to IFRS 9, IFRS 7, IFRS 16, IFRS 4 and IAS 39 regarding the IBOR reform:

In August 2020, the IASB issued amendments to IFRS 9, “Financial Instruments”, IFRS 7, “Financial Instruments: Disclosures”, IAS 39, “Financial Instruments: Recognition and Measurement”, IFRS 4, “Insurance Contracts”, and IFRS 16, “Leases” (“IBOR Amendments”).

The IBOR Amendments provide practical expedients when accounting for the effects of the replacement of benchmark InterBank Offered Rates (IBORs) by alternative Risk-Free Interest Rates (RFRs).

Pursuant to one of the practical expedients, an entity will treat contractual changes or changes to cash flows that are directly required by the reform as changes to a floating interest rate. That is, an entity recognizes the changes in interest rates as an adjustment of the effective interest rate without adjusting the carrying amount of the financial instrument. The use of this practical expedient is subject to the condition that the transition from IBOR to RFR takes place on an economically equivalent basis.

In addition, the IBOR Amendments permit changes required by the IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued, provided certain conditions are met. The IBOR Amendments also provide temporary relief from having to meet the “separately identifiable” requirement according to which a risk component must also be separately identifiable to be eligible for hedge accounting.

The IBOR Amendments include new disclosure requirements in connection with the expected effect of the reform on an entity’s financial statements, such as how the entity is managing the process to transition to the interest rate reform, the risks to which it is exposed due to the reform and quantitative information about IBOR-referenced financial instruments that are expected to change.

The IBOR Amendments are effective for annual periods beginning on or after January 1, 2021. The IBOR Amendments are to be applied retrospectively. However, restatement of comparative periods is not required. Early application is permitted.

The adoption of the IBOR Amendment does not have an effect on the Company’s financial statements.

ii.	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“IAS 1 Amendment “) regarding the criteria for determining the classification of liabilities as current or non-current. The IAS 1 Amendment replaces certain requirements for classifying liabilities as current or non-current. Thus for example, according to the IAS 1 Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the IAS1 Amendment, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the IAS 1 Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The IAS 1 Amendment is effective for reporting periods beginning on or after January 1, 2023, with earlier application being permitted. The IAS1 Amendment is applicable retrospectively, including an amendment to comparative data.

The Company has not yet commenced examining the effects of applying the IAS 1 Amendment on the financial statements.

iii.	Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous (“IAS 37 Amendment”). According to the IAS 37 Amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, which include as follows:

-	Incremental costs; and
-	An allocation of other costs that relate directly to fulfilling a contract (such as depreciation expenses for fixed assets used in fulfilling that contract and other contracts).

The IAS 37 Amendment is effective retrospectively for annual periods beginning on or after January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations. Early application is permitted. Upon application of the Amendment, the entity will not restate comparative data, but will adjust the opening balance of retained earnings at the date of initial application, by the amount of the cumulative effect of the Amendment.

The Company has not yet commenced examining the effects of the IAS 37 Amendment on the financial statements.

iv.	Amendment to IAS 16, Property, Plant and Equipment

In May 2020, the IASB issued an amendment to IAS 16, “Property, Plant and Equipment” (“IAS 16 Amendment”) The Amendment annuls the requirement by which in the calculation of costs directly attributable to fixed assets, the net proceeds from selling certain items that were produced while the Company tested the functioning of the asset should be deducted (such as samples that were produced when testing the equipment). Instead, such proceeds shall be recognized in profit or loss according to the relevant standards and the cost of the sold items will be measured according to the measurement requirements of IAS 2, Inventories.

The IAS 16 Amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The IAS 16 Amendment shall be applied on a retrospective basis, including an amendment of comparative data, only with respect to fixed asset items that have been brought to the location and condition required for them to operate in the manner intended by management subsequent to the earliest reporting period presented at the date of initial application of the IAS 16 Amendment. The cumulative effect of the Amendment will adjust the opening balance of retained earnings for the earliest reporting period presented.

The Company has not yet commenced examining the effects of the Amendment on the financial statements.